Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties
December 31, 2012
	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies*	Cost of voyage revenues
a) Aegean Oil	$-	542	455,476	$1,868
b) Aegean Shipping Management	7,133	-	-	-
c) General Maritime	30,628	-	-	-
e) Melco	4,631	-	2,640	-
f) Aegean V	-	8,141	-	-
h) Other	-	72	-	-
Total	$42,392	8,755	458,116	$1,868

December 31, 2013
	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a) Aegean Oil	$2,012	10,264	1,587	-	-	414,653	$3,976
b) Aegean Shipping Management	9,133	-	-	7,818	-	2,042	-
c) General Maritime	452	-	-	6,258	-	-	-
e) Melco	-	244	6	7,667	-	6,658	-
f) Aegean V	2,210	-	-	-	8,756	-	-
h) Other	847	-	309	1,024	101	-	-
Total	$14,654	10,508	1,902	22,767	8,857	423,353	$3,976

December 31, 2014
	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribu- tion
a) Aegean Oil	$1,867	3,016	102	-	-	-	342,666	1,362	$1,700
b) Aegean Shipping Management	13,344	-	-	7,653	-	41	1,430
c) General Maritime	141	-	299	7,190	-	-	1,542
d) Unique Tankers	419	-	-	9,858	-	-	-	-	-
e) Melco	-	406	8	3,709	-	-	5,888
f) Aegean V	750	-	-	-	1,809	-	-
g) Aegean VIII	1,448	-	-	-	3,352	-	-
h) Other	693	-	763	2,838	107	-	-
Total	$18,662	3,422	1,172	31,248	5,268	41	351,526	1,362	$1,700

*Included in the revenues from related parties in the accompanying consolidated statements of income.